3. SIGNIFICANT ACCOUNTING POLICIES: a) Basis of consolidation: Schedule of accounts of the Company and its subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of accounts of the Company and its subsidiaries
	% of ownership	Jurisdiction	Nature of operations

MAEPA Empreendimentos Mineiros e Participacoes Lda (3)	100%	Portugal	Exploration
Innomatik Exploration Kosovo LLC (3)	100%	Kosovo	Exploration
Avrupa Holdings Inc. (1)	100%	Barbados	Holding
Avrupa Portugal Holdings Inc. (1)	100%	Barbados	Holding
Avrupa Kosovo Holdings Inc. (1)	100%	Barbados	Holding
Pormining, Unipessoal Lda. (2)	100%	Portugal	Exploration